August 7, 2014

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:                             Forethought Life Insurance Company

Separate Account A (“Registrant”)

File No. 333-182946:	ForeRetirement Variable Annuity
Huntington ForeRetirement Variable Annuity
File No. 333-191097:	ForeRetirement Foundation Variable Annuity
File No. 333-193535:	ForeRetirement II Variable Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectus Supplements referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on August 5, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote
Compliance Analyst